Borrowings and derivative financial instrument - R6.0 billion RCF (Details) - ZAR (R) R in Millions		12 Months Ended
	Nov. 15, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year		R 18,383	R 23,736	R 24,505
Loans raised		20,622	16,289	18,982
Loans repaid		(20,252)	(18,335)	(22,008)
Balance at end of the year		20,298	18,383	23,736
R6.0 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 6,000
Term of facility	3 years
Balance at beginning of the year		0	0	5,896
Loans raised		0	0	1,150
Loans repaid		0	0	(5,046)
Inter Bank transfer		0	0	(2,000)
Balance at end of the year		R 0	R 0	R 0
R6.0 billion RCF | Minimum | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.40%
R6.0 billion RCF | Maximum | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.90%
R4.5 billion Facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 4,500